DREMAN CONTRARIAN FUNDS
2960 N. Meridian St.
Suite 300
Indianapolis, Indiana 46208

April 13, 2011

Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549

Re: Dreman Contrarian Funds (“Registrant”) (SEC File Nos. 811-22118 and 333-145984)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Dreman Contrarian Value Equity Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 20 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 20 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7030.

Sincerely,

/s/ R. Jeffrey Young

R. Jeffrey Young
President and Chief Executive Officer